Note 9 - Share-based Payments (Details Textual) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020
Statement Line Items [Line Items]
Expense from share-based payment transactions		$ 307	$ 177	$ 479
Warrants [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)					36 months
Percentage of total equity		1.60%	4.30%
Number of other equity instruments granted in share-based payment arrangement		3,872,407	538,460
Fair value of other equity instruments granted in share-based payment arrangement		$ 300
Expense from share-based payment transactions	$ 200
Warrants [member] | Employees, board of directors, and executive management [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		3,872,407	538,460
Warrants [member] | Former and current chief executive officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		2,625,000
Warrants [member] | Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		125,000	25,000	6,250
Warrants [member] | Chief science officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		125,000	50,000	12,500
Warrants [member] | Executive management [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)		36 months	36 months
Number of other equity instruments granted in share-based payment arrangement		2,875,000	141,668	200,417
Warrants [member] | Former chief executive officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			16,668
Warrants [member] | Chief Financial Officer [Member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			50,000